ACQUISITIONS - General Information (Details) $ / shares in Units, $ in Thousands															1 Months Ended			12 Months Ended
	Jan. 22, 2016 USD ($)	Jan. 01, 2016 USD ($)	Dec. 17, 2015 USD ($) clinic	Aug. 14, 2015 USD ($) city	Jun. 02, 2015 USD ($)	May 29, 2015 USD ($)	May 18, 2015 USD ($)	Apr. 16, 2015 USD ($) shareholder	Mar. 03, 2015 USD ($) clinic	Feb. 17, 2015 USD ($)	Dec. 19, 2014 USD ($)	Nov. 19, 2014 USD ($)	Nov. 14, 2014 USD ($)	Aug. 01, 2014 $ / shares shares	Jun. 30, 2014 USD ($)	May 31, 2014 USD ($)	Jan. 31, 2014 USD ($) shareholder	Mar. 31, 2015 USD ($)	Mar. 31, 2016 USD ($)	Jul. 01, 2014
Acquisitions
Number of third party shareholders | shareholder																	2
Equity interest previously held by counterparty (as a percent)																				67.00%
Shanghai Huajian Management
Acquisitions
Equity interest acquired (as a percent)																	33.00%
Consideration																	$ 6,376
Cash consideration															$ 5,382	$ 7,484
Additional equity interest to be acquired (as a percent)															30.00%	37.00%
Number of options granted | shares														300,000
Exercise price for the option (in dollars per share) | $ / shares														$ 16.18
Fair value of the options granted																			$ 7,202
Fair value remeasured for existing interest																	$ 7,661
Fair value remeasurement gain																		$ 883
iKang Shenyang Hospital
Acquisitions
Equity interest acquired (as a percent)													100.00%
Cash consideration													$ 1,636
Acquisition-related costs													$ 0
iKang Shenyang Ningshan Hospital
Acquisitions
Equity interest acquired (as a percent)												100.00%
Cash consideration												$ 1,628
Acquisition-related costs												$ 0
Gold iKang Shenyang Hospital
Acquisitions
Equity interest acquired (as a percent)											100.00%
Cash consideration											$ 6,447
Acquisition-related costs											$ 0
iKang Tianjin Hedong Dongrun
Acquisitions
Equity interest acquired (as a percent)										100.00%
Cash consideration										$ 3,032
Acquisition-related costs										$ 0
iKang Tianjin Hexi Fenghui
Acquisitions
Equity interest acquired (as a percent)										100.00%
Cash consideration										$ 2,073
Acquisition-related costs										$ 0
WA HK
Acquisitions
Equity interest acquired (as a percent)									70.00%
Cash consideration									$ 9,934
Number of medical centers | clinic									2
Acquisition-related costs									$ 0
Chengdu Ommay
Acquisitions
Equity interest acquired (as a percent)								100.00%
Cash consideration								$ 4,033
Number of third party shareholders | shareholder								4
Acquisition-related costs								$ 0
Yinchuan Ciming
Acquisitions
Equity interest acquired (as a percent)					70.00%
Cash consideration					$ 4,840
Acquisition-related costs					$ 0
Beijing Tianzhikangjian
Acquisitions
Equity interest acquired (as a percent)							100.00%
Cash consideration							$ 21,497
Acquisition-related costs							$ 0
Yantai Hongkang
Acquisitions
Cash consideration						$ 7,422
Acquisition-related costs						$ 0
Yantai Hongkang Tijian Co Ltd
Acquisitions
Equity interest acquired (as a percent)						100.00%
Shandong Ciming Clinics
Acquisitions
Equity interest acquired (as a percent)				70.00%
Number of cities in which acquiree's medical centers/clinics are located | city				3
Cash consideration				$ 7,260
Acquisition-related costs				$ 0
Wuhan Xiandai Sunny
Acquisitions
Equity interest acquired (as a percent)		100.00%
Cash consideration		$ 4,786
Acquisition-related costs		$ 0
Xi'an iKang
Acquisitions
Equity interest acquired (as a percent)			70.00%
Cash consideration			$ 6,721
Ownership percentage in medical centers (as a percent)			100.00%
Number of medical centers | clinic			3
Contingent consideration			$ 2,846
Acquisition-related costs			$ 0
Guizhou Wishstar
Acquisitions
Equity interest acquired (as a percent)	60.00%
Cash consideration	$ 8,170
Acquisition-related costs	$ 0
Tianjian Sunny | Beijing Tianzhikangjian
Acquisitions
Acquiree's interest in a subsidiary (as a percent)							82.85%
ADS | Shanghai Huajian Management
Acquisitions
Exercise price for the option (in dollars per share) | $ / shares														$ 8.09